Schedule of Income Tax Included in Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Tax Disclosure [Line Items]
Income Tax (Expense) Benefit	$ 2,004	$ (2,631)
Effective Tax Rate	42.00%	41.40%